OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average rate	11.40%		11.40%
Operating cash flows from operating leases	$ 299,396	$ 218,448	$ 587,164	$ 509,041
Selling, General and Administrative Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense	$ 310,059	$ 292,787	$ 587,045	$ 564,167
New Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease deposit liability					$ 85,000